SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Disclosure of list of subsidiary

	Principal	The Group’s ownership interest
	location of	in the subsidiary for the
	the	year ended
	Company’s	December 31
Name of company	activity	2022	2021

Taptica Inc	USA	100%	100%
Tremor Video Inc	USA	100%	100%
Adinnovation Inc	Japan	100%	100%
Taptica UK	UK	100%	100%
YuMe Inc*	USA	100%	100%
Perk.com Canada Inc	Canada	100%	100%
R1Demand LLC*	USA	100%	100%
Unruly Group LLC	USA	100%	100%
Unruly Group US Holding Inc*	USA	100%	100%
Unruly Holdings Ltd*	UK	100%	100%
Unruly Group Ltd*	UK	100%	100%
Unruly Media GmbH	Germany	100%	100%
Unruly Media Pte Ltd*	Singapore	100%	100%
Unruly Media Pty Ltd	Australia	100%	100%
Unruly Media KK	Japan	100%	100%
Unmedia Video Distribution Sdn Bhd	Malaysia	100%	100%
Unruly Media Inc	USA	100%	100%
SpearAd GmbH	Germany	100%	100%
Amobee Inc*	USA	100%	0%
Amobee EMEA Limited	UK	100%	0%
Amobee International Inc	USA	100%	0%
Amobee Ltd	IL	100%	0%
Amobee Asia Pte Ltd*	Singapore	100%	0%
Amobee ANZ Pty Ltd	Australia	100%	0%

*	Under these companies, there are twenty-seven (27) wholly owned subsidiaries that are inactive and in liquidation process.

Disclosure of consideration transferred and recognized amounts of assets acquired, and liabilities assumed
USD thousands

Cash and Cash equivalents	18,919
Accounts Receivables	109,362
Other assets	14,232
Fixed Assets	23,254
Intangible Assets	122,507
Right-of-use assets	16,900
Deferred tax Assets	2,499
Trade payables	(105,693)
Other Payables	(49,909)
Lease Liabilities	(23,526)
Onerous contract (a)	(9,019)

Net identifiable assets	119,526

Disclosure of acquired intangible assets and estimated useful lives
	Amount	Estimated Useful Life
	USD thousands	Years
Technology	85,684	5
Customer relations	29,169	5-6
Brand	7,654	5

	122,507

Disclosure of Acquisition of subsidiary
USD thousands

Consideration transferred	211,770
Cash and cash equivalents at Amobee	(18,919)

Acquisition of subsidiary – Cash	192,851

Disclosure of goodwill recognized
USD thousands

Consideration transferred	211,770
Less fair value of identifiable net assets	(119,526)

Goodwill	92,244

Disclosure of acquired intangible assets and estimated useful lives
USD thousands

Deductible for tax purposes	7,354
Not deductible for tax purposes	84,890

Goodwill	92,244